Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Profit after tax	[1]	€ 3,150	€ 5,964	€ 1,708
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax		(30)	(45)	71
Income taxes relating to remeasurements on defined benefit pension plans		6	10	(15)
Remeasurements on defined benefit pension plans, net of tax		(23)	(36)	56
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax		(23)	(36)	56
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax		2,371	(1,631)	2,190
Reclassification adjustments on exchange differences on translation, before tax		18	12	6
Exchange differences, before tax		2,389	(1,618)	2,195
Income taxes relating to exchange differences on translation		(17)	21	(10)
Exchange differences, net of tax		2,372	(1,597)	2,186
Gains (losses) on cash flow hedges/cost of hedging, before tax		(111)	(11)	53
Reclassification adjustments on cash flow hedges/cost of hedging, before tax		78	0	0
Cash flow hedges/cost of hedging, before tax		(32)	(11)	53
Income taxes relating to cash flow hedges/cost of hedging		9	3	(14)
Cash flow hedges/cost of hedging, net of tax		(24)	(8)	39
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		2,349	(1,605)	2,224
Other comprehensive income, net of tax		2,326	(1,641)	2,280
Total comprehensive income		5,476	4,323	3,988
Attributable to owners of parent		5,421	4,670	4,385
Attributable to non-controlling interests		€ 54	€ (347)	€ (396)

[1]	From continuing and discontinued operations